Note 8 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Year ended December 31, 2018	Weighted average exercise price (C$/option)	Year ended December 31, 2017	Weighted average exercise price (C$/option)

Outstanding, beginning of year	2,269,294	$9.50	2,254,172	$8.71
Granted	–	–	285,522	13.91
Exercised for cash	–	–	(45,400)	8.19
Exercised cashless	(135,000)	7.94	(225,000)	7.46

Outstanding, end of year	2,134,294	$9.59	2,269,294	$9.50

Disclosure of range of exercise prices of outstanding share options [text block]
	Exercise price ($C/option)			Number outstanding	Number exercisable	Weighted average remaining contractual life (years)
(1)		5.35		400,000	400,000	0.25
		5.86		380,000	380,000	0.25
		9.16		21,666	21,666	1.70
		9.28		368,333	368,333	1.93
		10.02		187,500	187,500	1.48
		10.04		263,500	263,500	0.50
		13.91		285,522	95,174	3.93
		17.55		227,773	151,849	2.93
	C$5.35	-	C$17.55	2,134,294	1,868,022	1.47